Summary Of Significant Accounting Policies - Going concern (Details) - USD ($)	Apr. 17, 2020	Nov. 30, 2019
Subsequent Event
Debt Instrument [Line Items]
Obligations	$ 811,000,000
$629 Million Facility
Debt Instrument [Line Items]
Face amount		$ 629,000,000